united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

FVIT American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
	VARIABLE INSURANCE TRUSTS- 90.4%
	DEBT FUND - 29.7%
4,752,595	American Funds Insurance Series - Bond Fund - Class 1		$ 51,898,341

	EQUITY FUNDS - 60.7%
2,518,151	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		30,494,805
1,669,317	American Funds Insurance Series - Global Growth and Income Fund - Class 1		20,198,736
271,806	American Funds Insurance Series - Growth Fund - Class 1		17,240,635
889,487	American Funds Insurance Series - Growth-Income Fund - Class 1		38,310,182
			106,244,358
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $175,108,627)		158,142,699

	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
9,609,733	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $9,609,733)		9,609,733

	TOTAL INVESTMENTS - 95.9% (Cost - $184,718,360)(b)		$ 167,752,432
	OTHER ASSETS LESS LIABILITIES - NET - 4.1%		7,150,017
	TOTAL NET ASSETS - 100.0%		$ 174,902,449

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $184,765,231
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(17,012,799)
		Net Unrealized Depreciation:	$ (17,012,799)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
74	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $6,103,150)		$ 53,405
59	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $2,333,745)		2,135
5	Russell Mini Future December 2015
	(Underlying Face Amount at Value $547,950)		15,280
259	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $24,718,313)		139,423
40	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $5,451,600)		87,210

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 297,453

FVIT Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 93.4%
	DEBT FUNDS - 47.3%
204,913	iShares Core U.S. Aggregate Bond ETF		$ 22,454,366
140,835	iShares Floating Rate Bond ETF		7,105,126
72,394	iShares Intermediate Credit Bond ETF		7,861,988
			37,421,480
	EQUITY FUNDS - 46.1%
148,818	iShares Core S&P 500 ETF		28,678,717
13,317	iShares Core S&P Mid-Cap ETF		1,819,235
79,809	iShares MSCI EAFE ETF		4,574,652
12,525	iShares Russell 2000 ETF		1,367,730
			36,440,334
	TOTAL EXCHANGE TRADED FUNDS (Cost - $75,630,577)		73,861,814

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
3,325,695	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $3,325,695)		3,325,695

	TOTAL INVESTMENTS - 97.6% (Cost - $78,956,272)(b)		$ 77,187,509
	OTHER ASSETS LESS LIABILITIES -NET - 2.4%		1,885,471
	TOTAL NET ASSETS - 100.0%		$ 79,072,980

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $79,000,894
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 283
		Unrealized Depreciation:	(1,813,668)
		Net Unrealized Depreciation:	$ (1,813,385)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
14	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $1,154,650)		$ 3,660
2	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $79,110)		1,330
2	Russell Mini Future December 2015
	(Underlying Face Amount at Value $219,180)		4,750
62	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $5,917,125)		22,675
2	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $272,580)		3,430

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 35,845

FVIT BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
VARIABLE INSURANCE TRUSTS - 99.7%
ASSET ALLOCATION FUND - 99.7%
15,544,039	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $269,689,356)		$ 240,155,403

SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUND - 0.1%
326,255	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $326,255)		326,255

	TOTAL INVESTMENTS - 99.8% (Cost - $270,015,611)(b)		$ 240,481,658
	OTHER ASSETS LESS LIABILITIES -NET - 0.2%		441,773
	TOTAL NET ASSETS - 100.0%		$ 240,923,431

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $270,015,611 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(29,533,953)
		Net Unrealized Depreciation:	$ (29,533,953)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
208	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $17,154,800)		$ 348,545
294	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $11,629,170)		82,005
200	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $19,087,500)		251,720
60	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $8,177,400)		194,820

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 877,090

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares			Value
	COMMON STOCKS - 70.9%
	AEROSPACE/DEFENSE - 3.5%
16,480	General Dynamics Corp.		$ 2,273,416
33,700	United Technologies Corp.		2,998,963
			5,272,379
	AGRICULTURE - 3.2%
55,960	Archer-Daniels-Midland Co.		2,319,542
33,600	Bunge Ltd.		2,462,880
			4,782,422
	APPAREL - 1.2%
14,200	Nike, Inc.		1,746,174

	AUTO PARTS & EQUIPMENT - 1.9%
67,500	Johnson Controls, Inc.		2,791,800

	BEVERAGES - 1.6%
25,000	PepsiCo, Inc.		2,357,500

	CHEMICALS - 6.8%
25,600	Air Products & Chemicals, Inc.		3,266,048
52,300	Albemarle Corp.		2,306,430
12,300	Ecolab, Inc.		1,349,556
31,250	Praxair, Inc.		3,183,125
			10,105,159
	COMMERCIAL SERVICES - 1.3%
10,200	Cintas Corp.		874,650
20,400	Matthews International Corp.		998,988
			1,873,638
	COMPUTERS - 1.9%
28,100	Accenture PLC		2,761,106

	COSMETICS/PERSONAL CARE - 2.5%
26,900	Colgate-Palmolive Co.		1,707,074
29,000	The Procter & Gamble Co.		2,086,260
			3,793,334
	DISTRIBUTION/WHOLESALE - 1.2%
8,000	WW Grainger, Inc.		1,720,080

	ELECTRONICS- 2.1%
33,160	Honeywell International, Inc.		3,139,920

	FOOD- 0.6%
10,000	McCormick & Co., Inc.		821,800

	HEALTHCARE-PRODUCTS - 7.4%
22,500	Becton Dickinson and Co.		2,984,850
13,500	DENTSPLY International, Inc.		682,695
46,500	Medtronic PLC		3,112,710
34,200	Stryker Corp.		3,218,220
18,800	West Pharmaceutical Services, Inc.		1,017,456
			11,015,931
	HOME FURNISHINGS- 0.4%
15,900	Legget & Platt, Inc.		655,875

	INSURANCE - 1.3%
14,100	Aflac, Inc.		819,633
4,600	RLI Corp.		246,238
7,300	The Chubb Corp.		895,345
			1,961,216
	IRON/STEEL - 0.3%
13,510	Nucor Corp.		507,301

	MACHINERY-DIVERSIFIED - 2.8%
26,140	Roper Technologies, Inc.		4,096,138

	MEDIA - 1.0%
28,440	John Wiley & Sons, Inc.		1,422,853

	MISCELLANEOUS MANUFACTURING - 4.8%
16,780	Carlisle Cos., Inc.		1,466,236
33,200	Donaldson Co., Inc.		932,256
38,800	Dover Corp.		2,218,584
48,870	Pentair PLC		2,494,325
			7,111,401
	OIL & GAS - 2.5%
9,900	Chevron Corp.		780,912
6,500	EOG Resources, Inc.		473,200
22,300	ExxonMobil Corp.		1,658,005
13,500	Occidental Petroleum Corp.		893,025
			3,805,142
	OIL & GAS SERVICES - 1.7%
37,500	Schlumberger Ltd.		2,586,375

	PHARMACEUTICALS - 5.1%
36,500	Abbott Laboratories		1,468,030
16,960	AbbVie, Inc.		922,794
33,800	Johnson & Johnson		3,155,230
7,200	Perrigo Co. PLC		1,132,344
26,900	Roche Holding AG - ADR		886,355
			7,564,753
	RETAIL - 9.3%
18,590	CVS Health Corp.		1,793,563
12,900	McDonald's Corp.		1,271,037
23,500	Ross Stores, Inc.		1,139,045
27,200	Target Corp.		2,139,552
46,390	The Gap, Inc.		1,322,115
11,700	Tiffany & Co.		903,474
18,670	Walgreens Boots Alliance, Inc.		1,551,477
31,600	Wal-Mart Stores, Inc.		2,048,944
18,900	Yum! Brands, Inc.		1,511,055
			13,680,262
	SEMICONDUCTORS - 3.0%
35,700	Linear Technology Corp.		1,440,495
14,700	QUALCOMM, Inc.		789,831
44,700	Texas Instruments, Inc.		2,213,544
			4,443,870
	SOFTWARE - 2.1%
69,000	Microsoft Corp.		3,053,940

	TRANSPORTATION - 1.4%
20,510	United Parcel Service, Inc.		2,024,132

	TOTAL COMMON STOCKS (Cost - $112,758,320)		105,094,501

	MUTUAL FUND - 23.6%
	DEBT FUND - 23.6%
3,564,337	Franklin Templeton Total Return Fund - R6 Shares (Cost - $36,086,449)		35,073,073

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
2,801,364	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $2,801,364)		2,801,364

	TOTAL INVESTMENTS - 96.4% (Cost - $151,646,133)(b)		$ 142,968,938
	OTHER ASSETS LESS LIABILITIES - NET - 3.6%		5,339,837
	TOTAL NET ASSETS - 100.0%		$ 148,308,775

	ADR - American Depositary Receipt
(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $151,646,232
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,899,914
		Unrealized Depreciation:	(11,577,208)
		Net Unrealized Depreciation:	$ (8,677,294)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
7	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $577,325)		$ 16,650
26	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $1,028,430)		14,380
1	Russell Mini Future December 2015
	(Underlying Face Amount at Value $109,590)		5,810
521	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $49,722,938)		860,863
8	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $1,090,320)		35,000

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 932,703

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 5.8%
	EQUITY FUNDS - 5.8%
1,784	iShares Core S&P 500 ETF			$ 343,795
1,968	Vanguard S&P 500 ETF			345,797
	TOTAL EXCHANGE TRADED FUNDS (Cost $758,409)			689,592

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 51.0%
$ 5,677,000	United States Treasury Note (Cost $5,988,896)	2.75	11/15/2023	6,044,080

Number of Contracts	PURCHASED OPTIONS - 1.3%
2	Euro Stoxx, October 2015, Put @ 3,125 Euro			2,041
26	Euro Stoxx, October 2015, Put @ 3,225 Euro			43,752
5	Euro Stoxx, December 2015, Put @ 2,850 Euro			4,285
14	Euro Stoxx, December 2015, Put @ 2,950 Euro			16,123
5	Nikkei 225 Index (OSE), November 2015, Put @ 17,000 Yen			23,167
1	Nikkei 225 Index (OSE), November 2015, Put @ 18,500 Yen			11,521
4	Nikkei 225 Index (OSE), October 2015, Put @ 18,250 Yen			31,558
1	S&P 500 Index, October 2015, Put @ $1,850			1,720
8	S&P 500 Index, October 2015, Put @ $1,875			18,400
1	S&P 500 Index, December 2015, Put @ $1,750			2,970
1	S&P 500 Index, November 2015, Put @ $1,775			2,395
	TOTAL OPTIONS (Cost - $62,624)			157,932

Shares
	SHORT-TERM INVESTMENTS - 38.9%
	MONEY MARKET FUND - 24.9%
2,941,748	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)			2,941,748

Principal Amount	U.S. GOVERNMENT AGENCIES - 14.0%
1,663,000	Federal Home Loan Bank Discount Notes	0.1510	12/23/2015	1,662,422

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,604,170)			4,604,170

	TOTAL INVESTMENTS - 97.0% (Cost - $11,414,099)(b)			$ 11,495,774
	OTHER ASSETS LESS LIABILITIES - NET - 3.0%			358,109
	TOTAL NET ASSETS - 100.0%			$ 11,853,883

Schedule of Options Written
Number of Contracts	Security, Expiration Date, Exercise Price			Value
42	Euro Stoxx, October 2015, Call @ 3,500 Euro			$ 164
5	Euro Stoxx, November 2015, Call @ 3,400 Euro			1,043
9	Nikkei 225 Index (OSE), October 2015, Call @ 20,250 Yen			451
1	Nikkei 225 Index (OSE), October 2015, Call @ 22,000 Yen			25
9	S&P 500 Index, October 2015, Call @ $2,125			68
1	S&P 500 Index, October 2015, Call @ $2,225			10
1	S&P 500 Index, November 2015, Call @ $2,100			147
	TOTAL (Premiums received - $23,389)			$ 1,908

(a) Money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $11,390,710 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		173,262
		Unrealized Depreciation:		(70,106)
		Net Unrealized Appreciation:		$ 103,156

Contracts	LONG FUTURES CONTRACTS			Unrealized Depreciation
46	Euro STOXX 50 Future December 2015
	(Underlying Face Amount at Value 1,586,654 Euro)			$ (38,491)
10	Nikkei 225 Index (OSE) Future December 2015
	(Underlying Face Amount at Value 1,451,830 Yen)			(24,712)
15	S&P E-Mini Future December 2015
	(Underlying Face Amount at Value $1,431,563)			(21,780)
	NET UNREALIZED DEPRECIATION FROM LONG FUTURES CONTRACTS			$ (84,983)

FVIT Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 94.1%
	DEBT FUNDS - 14.4%
330,869	iShares Core U.S. Aggregate Bond ETF		$ 36,256,625
223,418	iShares Floating Rate Bond ETF		11,271,438
120,710	iShares Intermediate Credit Bond ETF		13,109,106
			60,637,169
	EQUITY FUNDS - 79.7%
1,030,760	iShares Core S&P 500 ETF		198,637,760
295,054	iShares Core S&P Mid-Cap ETF		40,307,327
1,118,469	iShares MSCI EAFE ETF		64,110,643
187,511	iShares Russell 1000 ETF		20,073,052
117,983	iShares Russell 2000 ETF		12,883,744
			336,012,526
	TOTAL EXCHANGE TRADED FUNDS (Cost - $418,345,164)		396,649,695

	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
14,452,050	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $14,452,050)		14,452,050

	TOTAL INVESTMENTS - 97.5% (Cost - $432,797,214)(b)		$ 411,101,745
	OTHER ASSETS LESS LIABILITIES - NET - 2.5%		10,649,900
	TOTAL NET ASSETS - 100.0%		$ 421,751,645

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $433,062,959
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:
		Unrealized Depreciation:	(21,961,214)
		Net Unrealized Depreciation:	$ (21,961,214)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
428	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $35,299,300)		$ 896,965
6	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $237,330)		1,990
62	Russell 2000 Mini December 2015
	(Underlying Face Amount at Value $6,794,580)		296,910
1,145	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $109,275,938)		1,776,248
157	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $21,397,530)		604,430

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 3,576,543

FVIT Moderate Growth® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 93.6%
	DEBT FUNDS - 33.5%
212,930	iShares Core U.S. Aggregate Bond ETF		$ 23,332,869
146,588	iShares Floating Rate Bond ETF		7,395,365
74,359	iShares Intermediate Credit Bond ETF		8,075,387
			38,803,621
	EQUITY FUNDS - 60.1%
248,236	iShares Core S&P 500 ETF		47,837,560
51,595	iShares Core S&P Mid-Cap ETF		7,048,393
219,219	iShares MSCI EAFE ETF		12,565,633
20,081	iShares Russell 2000 ETF		2,192,845
			69,644,431
	TOTAL EXCHANGE TRADED FUNDS (Cost - $112,923,549)		108,448,052

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
3,565,703	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $3,565,703)		3,565,703

	TOTAL INVESTMENTS - 96.7% (Cost - $116,489,252)(b)		$ 112,013,755
	OTHER ASSETS LESS LIABILITIES - NET - 3.3%		3,843,118
	TOTAL NET ASSETS - 100.0%		$ 115,856,873

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $116,669,554
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(4,655,799)
		Net Unrealized Depreciation:	$ (4,655,799)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
59	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $4,866,025)		$ 53,475
3	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $118,665)		1,995
7	Russell Mini Future December 2015
	(Underlying Face Amount at Value $767,130)		30,040
174	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $16,606,125)		145,580
17	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $2,316,930)		49,830

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 280,920

FVIT PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 29.9%
	EQUITY FUNDS - 29.9%
10,760	iShares MSCI EAFE ETF			$ 616,763
16,034	SPDR S&P 500 ETF Trust			3,072,595
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,723,726)			3,689,358

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 5.2%
$ 56,685	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1 (b)	0.3439	4/25/2036	53,204
50,344	Ally Auto Receivables Trust 2015-1	0.3900	8/15/2016	50,330
41,750	Citigroup Mortgage Loan Trust 2007-AMC1 (a)(b)	0.3539	12/25/2036	27,297
24,748	Countrywide Asset-Backed Certificates (b)	0.3239	12/25/2036	21,791
39,574	Countrywide Asset-Backed Certificates (b)	0.3339	6/25/2047	30,728
26,827	CWABS Asset-Backed Certificates Trust 2006-17 (b)	0.3439	3/25/2047	23,941
50,000	Ford Credit Floorplan Master Owner Trust A (b)	0.8066	8/15/2020	49,945
27,863	Fremont Home Loan Trust 2005-E (b)	0.4339	1/25/2036	26,938
36,135	GSAMP Trust 2006-HE4 (b)	0.3339	6/25/2036	30,716
11,902	Long Beach Mortgage Loan Trust 2004-2 (b)	1.8139	6/25/2034	11,257
37,803	Long Beach Mortgage Loan Trust 2005-3 (b)	0.4539	8/25/2045	29,120
43,732	Mercedes-Benz Auto Receivables Trust 2015-1	0.3900	8/15/2016	43,712
18,722	RASC Series 2004-KS10 Trust (b)	1.9189	11/25/2034	16,301
100,000	SLC Student Loan Trust 2006-2 (b)	0.4372	9/15/2026	96,633
69,337	SLM Student Loan Trust 2005-3 (b)	0.3851	10/25/2024	67,694
19,158	Soundview Home Loan Trust 2007-WMC1 (b)	0.3039	2/25/2037	7,937
24,839	Structured Asset Investment Loan Trust 2004-7 (b)	1.2439	8/25/2034	23,072
34,281	Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2	0.3439	9/25/2036	28,708
	TOTAL ASSET BACKED SECURUTIES (Cost - $647,455)			639,324

	CORPORATE BONDS - 10.0%
	AGRICULTURE - 0.3%
25,000	Reynolds American, Inc.	4.4500	6/12/2025	26,159
10,000	Reynolds American, Inc.	5.8500	8/15/2045	11,126
				37,285
	AIRLINE - 0.4%
50,000	Spirit Airlines 2015-1 Pass Through Trust A	4.1000	4/1/2028	50,375

	AUTO MANUFACTURER - 0.2%
20,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	19,731

	BANKS - 4.0%
50,000	Bank of America Corp.	3.3000	1/11/2023	49,618
25,000	Bank of America Corp.	4.0000	4/1/2024	25,733
50,000	Bank of America Corp.	5.6500	5/1/2018	54,555
100,000	Depfa ACS Bank	4.8750	10/28/2015	100,289
50,000	The Goldman Sachs Group, Inc. (b)	0.9991	5/22/2017	49,972
10,000	The Goldman Sachs Group, Inc.	3.7500	5/22/2025	10,021
15,000	The Goldman Sachs Group, Inc.	6.0000	6/15/2020	17,239
50,000	HSBC USA, Inc.	1.0809	8/7/2018	49,902
25,000	JPMorgan Chase & Co.	3.8750	2/1/2024	25,811
35,000	KeyCorp.	2.9000	9/15/2020	35,262
26,000	Morgan Stanley	2.1250	4/25/2018	26,153
50,000	Wells Fargo & Co.	3.0000	2/19/2025	48,111
				492,666
	COMMERCIAL SERVICES - 0.6%
50,000	Automatic Data Processing, Inc.	2.25	9/15/2020	50,307
30,000	McGraw Hill Financial, Inc. (a)	2.50	8/15/2018	30,228
				80,535
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
50,000	American Express Credit Corp. (b)	1.3860	9/14/2020	50,131
13,669	Granite Mortgages 03-2 PLC (b)	1.0641	7/20/2043	20,672
11,000	Navient Corp.	6.2500	1/25/2016	11,097
20,000	Royal Bank Scotland Group PLC	6.2500	3/16/2022	21,775
				103,675
	ENVIORNMENTAL CONTROL - 0.2%
25,000	Republic Services, Inc.	3.5500	6/1/2022	25,630

	HEALTHCARE PRODUCTS - 0.3%
35,000	Medtronic, Inc. (a)	3.5000	3/15/2025	35,712

	HEALTHCARE SERVICES - 0.3%
35,000	UnitedHealth Group, Inc.	3.7500	7/15/2025	36,177

	INTERNET - 0.4%
50,000	Amazon.com, Inc.	0.6500	11/22/2015	50,016

	OIL & GAS - 0.9%
35,000	BP Capital Markets PLC	3.5060	3/17/2025	34,590
20,000	Ecopetrol SA	5.3750	6/26/2026	17,450
100,000	Petrobras Global Finance BV	4.3750	5/20/2023	65,250
				117,290
	PHARMACEUTICALS - 0.4%
50,000	AbbVie, Inc.	1.8000	5/14/2018	49,861

	PIPELINES - 0.2%
25,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	4.8750	6/1/2025	22,995

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
25,000	Digital Realty Trust LP	3.95	7/1/2022	24,972
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,858
				34,830
	TELECOMMUNICATIONS - 0.5%
50,000	Verizon Communications, Inc.	5.1500	9/15/2023	55,234

	TRANSPORTATION - 0.2%
25,000	Burlington Northern Santa Fe LLC	3.0500	9/1/2022	24,931

	TOTAL CORPORATE BONDS (Cost - $1,238,833)			1,236,943

	SOVEREIGN DEBT - 1.2%
100,000	Italy Buoni Poliennali Del Tesoro (a)	5.0000	3/1/2025	143,474
100,000	Mexican Bonos	6.5000	6/9/2022	6,128
	TOTAL SOVEREIGN DEBT (Cost - $148,422)			149,602

	MORTGAGE BACKED SECURITIES - 17.9%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.9%
300,000	Fannie Mae TBA +	3.0000	10/14/2045	304,031
200,000	Fannie Mae TBA +	3.5000	9/1/2042	208,827
200,000	Fannie Mae TBA +	3.5000	10/1/2042	208,631
400,000	Fannie Mae TBA +	3.5000	11/1/2042	416,436
800,000	Fannie Mae TBA +	4.0000	11/1/2044	851,782
200,000	Fannie Mae TBA +	4.5000	10/1/2038	216,803
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $2,193,719)			2,206,510

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
	AGENCY COLLATERAL - 1.6%
100,082	Government National Mortgage Association (b)	0.7918	5/20/2065	100,819
100,000	Government National Mortgage Association (b)	0.8118	8/20/2065	99,623
				200,442
	WHOLE LOAN COLLATERAL - 3.9%
29,029	Alternative Loan Trust 2006-OA9 (b)	0.4260	7/20/2046	21,712
26,078	Bear Stearns ARM Trust 2005-5 (b)	2.3200	8/25/2035	26,336
31,110	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 (a,b)	0.4439	8/25/2035	28,474
30,225	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 (a,b)	0.4239	10/25/2035	27,838
55,286	Credit Suisse First Boston Mortgage Securities Corp.	4.5000	7/25/2020	55,994
53,470	Great Hall Mortgages No 1 PLC (a,b)	0.4696	6/18/2039	49,752
35,805	GSR Mortgage Loan Trust 2005-AR6 (b)	2.7023	9/25/2035	35,914
22,094	Impac CMB Trust Series 2005-8 (b)	0.5439	2/25/2036	21,684
27,552	IndyMac INDX Mortgage Loan Trust 2006-AR4 (b)	0.4039	5/25/2046	23,385
25,483	JP Morgan Resecuritization Trust Series 2009-7 (a,b)	2.7260	8/27/2037	25,677
17,910	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 (b)	0.4439	11/25/2035	16,736
30,628	MortgageIT Trust 2005-4 (b)	0.4739	10/25/2035	27,936
32,132	RALI Series 2005-QR1 Trust	6.0000	10/25/2034	33,644
17,194	Structured Adjustable Rate Mortgage Loan Trust (b)	2.5182	9/25/2034	17,054
31,929	Structured Adjustable Rate Mortgage Loan Trust (b)	0.4939	10/25/2035	29,659
16,461	Structured Adjustable Rate Mortgage Loan Trust (b)	2.5598	2/25/2034	16,365
31,751	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	1.9751	4/25/2037	27,551
				485,711

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $678,410)			686,153

	COMMERCIAL MORTGAGE BACKED SECURITY - 0.5%
56,544	Wachovia Bank Commercial Mortgage Trust Series 2006-C27 (b)
	(Cost - $57,995)	5.7490	7/15/2045	58,000

	U.S. TREASURY SECURITIES - 14.6%
300,000	United States Treasury Inflation Indexed Bonds	0.1250	4/15/2017	314,070
300,000	United States Treasury Inflation Indexed Bonds	0.1250	1/15/2022	308,252
200,000	United States Treasury Inflation Indexed Bonds	0.1250	7/15/2022	202,399
100,000	United States Treasury Inflation Indexed Bonds	0.3750	7/15/2025	98,031
25,000	United States Treasury Inflation Indexed Bonds	0.7500	2/15/2045	21,680
100,000	United States Treasury Inflation Indexed Bonds	1.7500	1/15/2028	125,919
100,000	United States Treasury Inflation Indexed Bonds	2.3750	1/15/2027	138,486
100,000	United States Treasury Inflation Indexed Bonds	2.5000	1/15/2029	133,349
50,000	United States Treasury Bond	2.2500	11/15/2024	50,935
200,000	United States Treasury Bond	2.5000	8/15/2023	209,047
50,000	United States Treasury Bond	2.8750	8/15/2045	49,975
100,000	United States Treasury Bond	3.0000	5/15/2045	102,336
50,000	United States Treasury Bond	3.1250	8/15/2044	52,331
	TOTAL U.S. TREASURY SECURITIES (Cost - $1,824,675)			1,806,810

Number of Contracts	PURCHASED OPTIONS - 0.6%
6	S&P 500 Index, June 2016, Put @ $1,300			10,710
6	S&P 500 Index, June 2016, Put @ $1,475			19,710
6	S&P 500 Index, June 2016, Put @ $1,700			43,530
	TOTAL OPTIONS (Cost - $48,319)			73,950

	PURCHASED OPTIONS ON FUTURES - 0.0%
1	Euro-Schatz, December 2015, Put @ $110.8			6
2	US 10Yr Future, December 2015, Put @ $109.5			31
	PURCHASED OPTIONS ON FUTURES (Cost - $23)			37
Shares
	SHORT-TERM INVESTMENTS - 30.6%
	MONEY MARKET FUND - 1.5%
181,319	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (c)			181,319

Principal Amount		Coupon Rate (%)	Maturity	Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.8%
100,000	Fannie Mae Discount Notes	0.2200	1/14/2016	99,934
400,000	Fannie Mae Discount Notes	0.2600	2/2/2016	399,643
100,000	Fannie Mae Discount Notes	0.2600	2/8/2016	99,907
				599,484
	FEDERAL HOME LOAN MORTGAGE CORP. - 15.4%
200,000	Federal Home Loan Bank Discount Notes	0.0900	11/6/2015	199,982
100,000	Federal Home Loan Bank Discount Notes	0.2100	11/20/2015	99,971
600,000	Federal Home Loan Bank Discount Notes	0.2400	1/25/2016	599,537
800,000	Federal Home Loan Bank Discount Notes	0.2400	1/26/2016	799,378
200,000	Federal Home Loan Bank Discount Notes	0.2900	2/19/2016	199,772
				1,898,640
	U.S. TREASURY BILL - 8.9%
300,000	United States Treasury Bill	0.0000	2/18/2016	299,767
200,000	United States Treasury Bill	0.1300	2/4/2016	199,909
200,000	United States Treasury Bill	0.1400	1/21/2016	199,916
100,000	United States Treasury Bill	0.1500	1/14/2016	99,957
300,000	United States Treasury Bill	0.0400-0.1600	2/11/2016	299,914
				1,099,463

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,778,906)			3,778,906

	TOTAL INVESTMENTS - 116.0% (Cost - $14,340,483)(d)			$ 14,325,593
	OTHER ASSETS LESS LIABILITIES - NET - (16.0)%			(1,971,665)
	TOTAL NET ASSETS - 100.0%			$ 12,353,928

TBA	- To Be Announced Security
+	All or a portion of these TBAs are subject to dollar-roll transactions.
(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2015, these securities amounted to $368,452 or 3.0% of net assets.
(b)	Variable Rate Security - interest rate subject to periodic change.
(c)	Money market rate shown represents the rate at September 30, 2015.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is $14,340,483
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 71,330
		Unrealized Depreciation:		(86,220)
		Net Unrealized Depreciation:		$ (14,890)

Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
4	3 MO Sterling (Short Sterling ) March 2017
	(Underlying Face Amount at Value $749,425)			$ (3,181)
4	3 MO Sterling (Short Sterling) June 2017
	(Underlying Face Amount at Value $748,590)			(3,332)
1	Euro-Bund Future December 2015
	(Underlying Face Amount at Value $8,715)			(2,533)
				(9,046)
	LONG FUTURES CONTRACTS
1	Euro BTP Italian Govt Bond Future December 2015
	(Underlying Face Amount at Value $7,604)			424
1	Euro Schatz December 2015
	(Underlying Face Amount at Value $6,213)			112
3	US 5YR NOTE (CBT) December 2015
	(Underlying Face Amount at Value $361,548)			3,148
6	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $572,625)			(22,933)
				(19,249)

	TOTAL UNREALIZED DEPRECIATION OF FUTURES CONTRACTS			$ (28,295)

Interest Rate Swaps
Notional Amount $	Counterparty	Fixed Received Rate (%)	Termination Date	Unrealized Appreciation/ (Depreciation)
100,000	Citigroup, Inc.	5.0000	6/20/2020	$ (3,766)
100,000	Goldman Sachs	1.0000	6/20/2020	(3,203)
5,800,000	Goldman Sachs	4.0600	8/24/2016	207
7,000,000	Goldman Sachs	5.6200	6/2/2020	5,367
1,100,000	Goldman Sachs	5.9400	7/13/2022	300
300,000	Goldman Sachs	6.5300	6/5/2025	129
400,000	Goldman Sachs	6.5300	6/5/2025	85
2,600,000	UBS, AG	1.0000	6/20/2020	(30,015)
99,000	UBS, AG	5.0000	6/20/2020	(1,065)
				$ (31,961)

Credit Default Swap
Notional Amount $	CREDIT DEFAULT SWAP	Fixed Received Rate (%)	Expiration	Unrealized Appreciation

100,000	United Mexican States - Counterparty "Barclays Bank, PLC"	1.0000	6/20/2020	$ 513

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation (Depreciation)
To Buy:
11/12/2015	Barclay's	37,000	AUD	26,622	USD	$ 25,916	$ (706)
11/12/2015	Barclay's	26,000	AUD	18,500	USD	18,211	(289)
11/12/2015	Barclay's	3,000	EUR	3,290	USD	3,350	60
11/12/2015	Barclay's	10,000	EUR	11,182	USD	11,167	(15)
11/12/2015	Barclay's	34,000	EUR	37,988	USD	37,968	(20)
11/12/2015	Barclay's	3,000	EUR	3,389	USD	3,350	(39)
11/12/2015	Barclay's	83,000	EUR	93,596	USD	92,686	(910)
11/12/2015	Barclay's	34,000	EUR	38,505	USD	37,968	(537)
11/12/2015	Barclay's	1,000,000	JPY	8,066	USD	8,353	287
11/12/2015	Barclay's	2,300,000	JPY	19,110	USD	19,211	101
11/12/2015	Barclay's	12,800,000	JPY	106,222	USD	106,914	692
11/12/2015	Barclay's	71,280	CNY	11,000	USD	11,150	150
							(1,226)

To Sell:
10/9/2015	Barclay's	15,000	SGD	10,711	USD	10,547	164
11/12/2015	Barclay's	55,000	AUD	39,343	USD	38,524	819
11/12/2015	Barclay's	8,000	AUD	5,783	USD	5,604	179
11/12/2015	Barclay's	17,000	GBP	26,060	USD	25,744	316
11/12/2015	Barclay's	3,000	GBP	4,566	USD	4,543	23
11/12/2015	Barclay's	11,000	EUR	12,232	USD	12,284	(52)
11/12/2015	Barclay's	28,000	EUR	32,221	USD	31,268	953
11/12/2015	Barclay's	46,000	EUR	52,592	USD	51,368	1,224
11/12/2015	Barclay's	12,000	EUR	13,557	USD	13,401	156
11/12/2015	Barclay's	142,000	EUR	160,152	USD	158,572	1,580
11/12/2015	Barclay's	32,000	EUR	35,753	USD	35,734	19
11/12/2015	Barclay's	35,000	EUR	39,003	USD	39,084	(81)
11/12/2015	Barclay's	22,000	EUR	24,661	USD	24,567	94
11/12/2015	Barclay's	700,000	JPY	5,620	USD	5,847	(227)
11/12/2015	Barclay's	800,000	JPY	6,425	USD	6,682	(257)
11/12/2015	Barclay's	2,800,000	JPY	22,535	USD	23,387	(852)
11/12/2015	Barclay's	1,100,000	JPY	8,884	USD	9,188	(304)
11/12/2015	Barclay's	5,700,000	JPY	47,499	USD	47,611	(112)
11/12/2015	Barclay's	3,200,000	JPY	26,795	USD	26,729	66
11/12/2015	Barclay's	1,500,000	JPY	12,486	USD	12,529	(43)
11/12/2015	Barclay's	29,500,000	JPY	246,021	USD	246,404	(383)
11/12/2015	Barclay's	4,500,000	JPY	37,419	USD	37,587	(168)
11/12/2015	Barclay's	1,300,000	JPY	10,769	USD	10,858	(89)
11/12/2015	Barclay's	1,700,000	JPY	14,186	USD	14,200	(14)
11/12/2015	Barclay's	2,100,000	JPY	17,501	USD	17,541	(40)
11/12/2015	Barclay's	7,500,000	JPY	62,143	USD	62,653	(510)
12/18/2015	Barclay's	393,004	MXP	23,062	USD	23,057	5
							2,466

	Net unrealized appreciation on forward foreign currency contracts						$ 1,240

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 15.2%
	EQUITY FUNDS - 15.2%
66,333	iShares Core S&P 500 ETF		$ 12,783,032
20,639	iShares Russell 2000 ETF		2,253,779
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,619,425)		15,036,811

	VARIABLE INSURANCE TRUSTS - 75.8%
	DEBT FUND - 21.4%
1,613,227	MFS Research Bond Series		21,117,136

	EQUITY FUNDS - 54.4%
363,401	American Century VP Mid Cap Value - Class 1		6,417,659
1,108,968	American Century VP Value Fund - Investor Class		9,348,599
101,519	Invesco VI International Growth Fund - Class 1		3,225,266
375,183	MFS Growth Series		13,866,756
307,715	MFS VIT II International Value Portfolio		6,557,408
681,813	Putnam VT Equity Income - Class 1A ^		14,229,433
			53,645,121
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $79,349,773)		74,762,257

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUND - 5.2%
5,146,216	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $5,146,216)		5,146,216

	TOTAL INVESTMENTS - 96.2% (Cost - $100,115,414)(b)		$ 94,945,284
	OTHER ASSETS LESS LIABILITIES -NET - 3.8%		3,762,791
	TOTAL NET ASSETS - 100.0%		$ 98,708,075

(a)	Money market rate shown represents the rate at September 30, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,134,738
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(5,189,454)
		Net Unrealized Depreciation:	$ (5,189,454)

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
50	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $4,123,750)		$ 74,280
11	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $435,105)		3,085
17	Russell Mini Future December 2015
	(Underlying Face Amount at Value $1,863,030)		68,540
203	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $19,373,813)		230,540
19	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $2,589,510)		57,880

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS		$ 434,325

FVIT Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares				Value
	COMMON STOCKS - 61.2%
	ADVERTISING - 0.3%
3,712	The Interpublic Group of Cos., Inc.			$ 71,010
16,925	Nielsen Holdings PLC			752,655
				823,665
	AEROSPACE/DEFENSE - 1.9%
10,219	The Boeing Co.			1,338,178
8,588	Lockheed Martin Corp.			1,780,378
9,872	Raytheon Co.			1,078,615
11,576	United Technologies Corp.			1,030,148
				5,227,319
	AGRICULTURE - 0.8%
38,948	Altria Group, Inc.			2,118,771

	AIRLINES - 0.2%
7,390	American Airlines Group, Inc.			286,954
3,465	United Continental Holdings, Inc. *			183,818
				470,772
	APPAREL - 0.3%
10,590	VF Corp.			722,344
2,200	Ralph Lauren Corp.			259,952
				982,296
	BANKS - 4.1%
211,072	Bank of America Corp.			3,288,502
54,652	Citizens Financial Group, Inc.			1,303,997
10,109	Northern Trust Corp.			689,029
25,092	The PNC Financial Services Group, Inc.			2,238,206
77,525	Wells Fargo & Co.			3,980,909
				11,500,643
	BEVERAGES - 2.4%
8,573	Anheuser-Busch InBev SA - ADR			911,481
9,257	Dr. Pepper Snapple Group, Inc.			731,766
8,062	Monster Beverage Corp. *			1,089,499
23,366	PepsiCo, Inc.			2,203,414
47,338	The Coca-Cola Co.			1,899,200
				6,835,360
	BIOTECHNOLOGY - 0.8%
1,307	Achillion Pharmaceuticals, Inc. *			9,031
1,201	Alnylam Pharmaceuticals, Inc. *			96,512
20,971	Arena Pharmaceuticals, Inc. *			40,055
10,124	BioCryst Pharmaceuticals, Inc. *			115,414
1,000	Blueprint Medicines Corp. *			21,340
6,289	Gilead Sciences, Inc.			617,517
9,720	GlycoMimetics, Inc. *			54,432
820	Incyte Corp. *			90,471
185	Karyopharm Therapeutics, Inc. *			1,948
1,500	Nivalis Therapeutics, Inc. *			19,455
10,721	Novavax, Inc. *			75,797
3,762	Otonomy, Inc. *			67,001
1,242	PTC Therapeutics, Inc. *			33,161
83	Puma Biotechnology, Inc. *			6,255
1,990	Regeneron Pharmaceuticals, Inc. *			925,629
2,040	Ultragenyx Pharmaceutical, Inc. *			196,472
				2,370,490
	BUILDING MATERIALS - 0.6%
17,861	Boise Cascade Co. *			450,455
11,760	CRH PLC - ADR			312,110
1,800	Martin Marietta Materials, Inc.			273,510
11,070	Summit Materials, Inc. *			207,784
3,490	Vulcan Materials Co.			311,308
				1,555,167
	CHEMICALS - 1.0%
9,511	Cabot Corp.			300,167
11,733	Celanese Corp.			694,241
5,011	LyondellBasell Industries			417,717
9,222	The Dow Chemical Co.			391,013
9,400	The Mosaic Co.			292,434
3,197	The Sherwin-Williams Co.			712,228
				2,807,800
	COAL - 0.0 **%
2,109	CONSOL Energy, Inc.			20,668

	COMMERCIAL SERVICES - 1.2%
9,817	Automatic Data Processing, Inc.			788,894
5,695	Equifax, Inc.			553,440
4,249	Global Payments, Inc.			487,488
6,073	Heartland Payment Systems, Inc.			382,660
4,977	ManpowerGroup, Inc.			407,567
1,760	TransUnion *			44,211
6,425	WEX, Inc. *			557,947
				3,222,207
	COMPUTERS - 2.7%
11,644	Accenture PLC - Cl. A			1,144,139
42,304	Apple, Inc.			4,666,131
12,142	Cognizant Technology Solutions Corp. - Cl. A *			760,211
44,328	Genpact Ltd. *			1,046,584
				7,617,065
	COSMETICS/PERSONAL CARE - 1.3%
134,448	Avon Products, Inc.			436,956
28,357	Colgate-Palmolive Co.			1,799,535
16,418	The Estee Lauder Cos., Inc.			1,324,604
				3,561,095
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
1,702	Alliance Data Systems Corp. *			440,784
17,766	American Express Co.			1,316,994
5,577	Ameriprise Financial, Inc.			608,618
1,731	BlackRock, Inc. - Cl. A			514,921
11,639	Invesco Ltd.			363,486
1,660	MarketAxess Holdings, Inc.			154,181
3,665	Raymond James Financial, Inc.			181,894
78,424	Santander Consumer USA Holdings, Inc. *			1,601,418
31,619	Visa, Inc. - Cl. A			2,202,579
6,794	WisdomTree Investments, Inc.			109,587
				7,494,462
	ELECTRIC - 2.6%
10,854	Ameren Corp.			458,799
1,750	American Electric Power Co., Inc.			99,505
14,728	Dominion Resources, Inc.			1,036,557
4,071	DTE Energy Co.			327,186
9,579	Duke Energy Corp.			689,113
10,403	Edison International			656,117
7,008	Eversource Energy			354,745
16,528	Exelon Corp.			490,882
2,390	FirstEnergy Corp.			74,831
7,224	ITC Holdings Corp.			240,848
19,010	MDU Resources Group, Inc.			326,972
15,414	NextEra Energy, Inc.			1,503,636
2,264	NRG Energy, Inc.			33,620
10,818	PG&E Corp.			571,190
4,222	Pinnacle West Capital Corp.			270,799
3,443	Public Service Enterprise Group, Inc.			145,157
1,810	UIL Holdings Corp.			90,989
				7,370,946
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
10,460	AMETEK, Inc.			547,267
1,880	SunPower Corp. *			37,675
				584,942
	ELECTRONICS - 1.1%
13,125	Agilent Technologies, Inc.			450,581
1,600	Arrow Electronics, Inc. *			88,448
18,162	Honeywell International, Inc.			1,719,760
5,632	Thermo Fisher Scientific, Inc.			688,681
				2,947,470
	ENERGY - ALTERNATE SOURCES - 0.0 **%
2,909	First Solar, Inc. *			124,360

	ENTERTAINMENT - 0.1%
15,430	DreamWorks Animation SKG, Inc. *			269,254

	FOOD - 0.9%
56,896	Mondelez International, Inc. - Cl. A			2,382,235
2,916	Post Holdings, Inc. *			172,336
12,673	SunOpta, Inc. *			61,591
				2,616,162
	FOREST PRODUCTS & PAPER - 0.2%
17,484	International Paper Co.			660,720

	GAS - 0.1%
230	Sempra Energy			22,246
10,820	UGI Corp.			376,752
				398,998
	HEALTHCARE-PRODUCTS - 3.2%
20,285	Baxter International, Inc.			666,362
7,028	Becton Dickinson And Co.			932,334
8,400	ConforMIS, Inc. *			151,704
24,037	Danaher Corp.			2,048,193
42,939	Medtronic PLC			2,874,337
4,076	Ocular Therapeutix, Inc. *			57,309
19,231	St. Jude Medical, Inc.			1,213,284
9,963	Stryker Corp.			937,518
				8,881,041
	HEALTHCARE-SERVICES - 1.4%
8,365	Aetna, Inc.			915,215
11,084	HCA Holdings, Inc. *			857,458
17,252	UnitedHealth Group, Inc.			2,001,404
				3,774,077
	INSURANCE - 3.2%
38,887	American International Group, Inc.			2,209,559
34,809	Assured Guaranty Ltd.			870,225
31,615	Marsh & McLennan Cos., Inc.			1,650,935
18,911	Principal Financial Group, Inc.			895,247
12,200	Prudential Financial, Inc.			929,762
23,925	The Hartford Financial Services Group, Inc.			1,095,287
31,745	XL Group PLC			1,152,978
				8,803,993
	INTERNET - 4.4%
6,601	Alphabet, Inc. - Cl. A *			4,213,880
2,299	Alphabet, Inc. - Cl. C *			1,398,758
5,800	Amazon.com, Inc. *			2,968,962
19,106	Facebook, Inc. - Cl. A *			1,717,629
2,260	Netflix, Inc. *			233,368
1,189	The Priceline Group, Inc. *			1,470,627
3,750	Zillow Group, Inc. - Cl. A *			107,738
9,830	Zillow Group, Inc. - Cl. C *			265,410
				12,376,372
	IRON/STEEL - 0.1%
3,450	Reliance Steel & Aluminum Co.			186,335

	LEISURE TIME - 0.5%
16,605	Harley-Davidson, Inc.			911,615
9,351	Norwegian Cruise Line Holdings Ltd. *			535,812
				1,447,427
	LODGING - 0.3%
7,408	Las Vegas Sands Corp.			281,282
8,205	Wyndham Worldwide Corp.			589,939
				871,221
	MEDIA - 2.1%
45,446	Comcast Corp.			2,584,969
3,414	Markit Ltd. *			99,006
10,903	Time Warner Cable, Inc.			1,955,671
44,036	Twenty-First Century Fox, Inc.			1,188,091
				5,827,737
	MISCELLANEOUS MANUFACTURING - 1.3%
7,785	Dover Corp.			445,146
13,229	Eaton Corp. PLC			678,648
21,080	General Electric Co.			531,638
14,366	Illinois Tool Works, Inc.			1,182,465
14,477	Pentair - PLC			738,906
				3,576,803
	OIL & GAS - 2.5%
3,904	Anadarko Petroleum Corp.			235,763
6,119	Chevron Corp.			482,667
2,780	Cimarex Energy Co.			284,894
83,844	Cobalt International Energy, Inc. *			593,616
19,220	Continental Resources, Inc.			556,803
5,800	Diamondback Energy, Inc.			374,680
3,350	Ensco PLC			47,168
7,553	EOG Resources, Inc.			549,858
30,070	Marathon Oil Corp.			463,078
42,430	Newfield Exploration Co. *			1,395,947
24,497	Patterson-UTI Energy, Inc.			321,891
8,607	PBF Energy, Inc.			242,976
10,863	Pioneer Natural Resources Co.			1,321,375
12,290	Southwestern Energy Co. *			155,960
				7,026,676
	OIL & GAS SERVICES - 0.3%
18,077	Halliburton Co.			639,022
17,450	Tesco Corp.			124,593
				763,615
	PACKAGING & CONTAINERS - 0.4%
12,119	Ball Corp.			753,802
10,732	Owens-Illinois, Inc. *			222,367
				976,169
	PHARMACEUTICALS - 4.1%
12,344	Abbott Laboratories			496,476
3,423	Aerie Pharmaceuticals, Inc. *			60,724
9,441	Alkermes PLC *			553,904
4,842	Allergan PLC *			1,316,104
28,169	AstraZeneca PLC - ADR			896,338
36,075	Bristol-Myers Squibb Co.			2,135,640
6,893	Cardinal Health, Inc.			529,520
1,100	Chiasma, Inc.			21,868
7,130	Dicerna Pharmaceuticals, Inc. *			58,537
12,541	Ironwood Pharmaceuticals, Inc. - Cl. A *			130,677
14,330	Johnson & Johnson			1,337,706
6,811	McKesson Corp.			1,260,239
35,415	Merck & Co., Inc.			1,749,147
16,329	Mylan NV *			657,406
3,055	Regulus Therapeutics, Inc. *			19,980
1,767	Relypsa, Inc. *			32,707
2,604	TESARO, Inc. *			104,420
3,051	Tetraphase Pharmaceuticals, Inc. *			22,760
13,089	Trevena, Inc. *			135,471
				11,519,624
	PIPELINES - 0.4%
27,377	Enbridge, Inc.			1,016,508
1,598	ONEOK, Inc.			51,456
				1,067,964
	REITS 2.1%
13,296	American Tower Corp.			1,169,782
9,027	AvalonBay Communities, Inc.			1,578,100
4,700	InfrREIT, Inc. *			111,296
4,362	Public Storage			923,130
3,944	Simon Property Group, Inc.			724,592
8,707	SL Green Realty Corp.			941,749
14,681	Weyerhaeuser Co.			401,379
				5,850,028
	RETAIL - 4.3%
10,668	Advanced Auto Parts, Inc.			2,021,906
775	Chipotle Mexican Grill, Inc. *			558,194
4,450	Costco Wholesale Corp.			643,337
20,121	CVS Health Corp.			1,941,274
8,030	L Brands, Inc.			723,744
26,668	Lowe's Cos., Inc.			1,837,959
10,399	McDonald's Corp.			1,024,613
8,434	Ross Stores, Inc.			408,796
8,373	Signet Jewelers Ltd.			1,139,816
12,279	Starbucks Corp.			697,938
11,663	Walgreens Boots Alliance, Inc.			969,195
300	Wingstop, Inc. *			7,194
				11,973,966
	SEMICONDUCTORS - 1.3%
3,770	Avago Technologies Ltd.			471,288
41,812	Intel Corp.			1,260,213
3,410	Linear Technology Corp.			137,593
3,200	Microchip Technology, Inc.			137,888
12,415	Micron Technology, Inc. *			185,977
21,816	QUALCOMM, Inc.			1,172,174
13,750	SunEdison Semiconductor Ltd. *			144,925
				3,510,058
	SOFTWARE - 1.7%
2,129	Envestnet, Inc. *			63,806
87,722	Microsoft Corp.			3,882,576
5,411	MSCI, Inc.			321,738
5,427	SS&C Technologies Holdings, Inc.			380,107
				4,648,227
	TELECOMMUNICATIONS - 1.3%
136,302	Cisco Systems, Inc.			3,577,927

	TEXTILES - 0.3%
5,040	Mohawk Industries, Inc. *			916,222

	TRANSPORTATION - 0.5%
1,513	FedEx Corp.			217,842
4,135	Genesee & Wyoming, Inc. *			244,296
1,320	Kansas City Southern			119,961
10,764	Knight Transportation, Inc.			258,336
510	Landstar System, Inc.			32,370
6,852	Swift Transportation Co. - Cl. A *			102,917
3,880	United Parcel Service, Inc.			382,917
7,240	XPO Logistics, Inc. *			172,529
				1,531,168

	TOTAL COMMON STOCKS (Cost - $174,585,400)			170,687,282

	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc. * (Cost $75,000)			78,000

	EXCHANGE TRADED FUND - 0.9%
	EQUITY FUND - 0.9%
13,616	SPDR S&P 500 ETF Trust (Cost - $2,560,410)			2,609,234

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 2.8%
$ 101,000	Ally Master Owner Trust	1.3300	3/15/2019	101,146
100,000	Ally Master Owner Trust	1.6000	10/15/2019	100,559
116,000	AmeriCredit Automobile Receivables Trust 2013-5	1.5200	1/8/2019	116,160
55,000	AmeriCredit Automobile Receivables Trust 2014-1	0.9000	2/8/2019	54,936
60,000	AmeriCredit Automobile Receivables Trust 2014-1	2.1500	3/9/2020	60,342
145,000	AmeriCredit Automobile Receivables Trust 2014-2	1.6000	7/8/2019	145,280
250,000	Apidos CLO XXI (a) ^	1.7066	7/18/2027	248,298
350,000	Apidos CLO XXII (a)^	2.3900	10/20/2027	349,720
270,000	Babson CLO Ltd. 2015-I (a) ^	1.7090	4/20/2027	268,620
325,000	BlueMountain CLO 2015-3 Ltd. (a)^	1.8129	10/20/2027	325,154
225,000	Capital Auto Receivables Asset Trust 2015-3	1.7200	1/22/2019	225,440
100,000	CarMax Auto Owner Trust 2013-4	1.9500	9/16/2019	100,424
150,000	Cent CLO 20 Ltd. (a) ^	1.7751	1/25/2026	149,003
250,000	Cent CLO 23 Ltd. (a) ^	1.7670	4/17/2026	248,736
350,000	CIFC Funding 2014-II Ltd. (a)^	1.8091	5/24/2026	347,043
250,000	CNH Equipment Trust 2015-C	1.6600	11/16/2020	251,499
74,625	DB Master Finance LLC 2015-1 (a)	3.2620	2/20/2045	75,076
85,000	Drive Auto Receivables Trust 2015-B (a)	2.1200	6/17/2019	84,957
175,000	Drive Auto Receivables Trust 2015-D (a)	1.2300	6/15/2018	174,991
265,000	Dryden 41 Senior Loan Fund (a)^	2.4855	10/15/2027	265,000
103,661	Exeter Automobile Receivables Trust 2015-2 (a)	1.5400	11/15/2019	103,693
250,000	First Investors Auto Owner Trust 2014-1 (a)	1.4900	1/15/2020	249,914
65,000	First Investors Auto Owner Trust 2014-3 (a)	1.6700	11/16/2020	64,887
100,000	Ford Credit Auto Owner Trust 2012-A	1.8800	8/15/2017	100,680
100,000	Ford Credit Auto Owner Trust 2014-A	1.9000	9/15/2019	100,704
145,000	Ford Credit Floorplan Master Owner Trust A	1.7700	8/15/2020	146,257
100,000	Ford Credit Floorplan Master Owner Trust A	2.3100	2/15/2021	101,261
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.0900	3/15/2022	101,044
275,000	Galaxy XIX CLO Ltd. (a)^	1.8425	1/24/2027	274,283
100,000	Hyundai Auto Receivables Trust 2013-A	1.1300	9/17/2018	100,113
60,000	Hyundai Auto Receivables Trust 2013-B	1.4500	2/15/2019	60,169
91,000	Hyundai Auto Receivables Trust 2013-B	1.7100	2/15/2019	91,593
57,000	Hyundai Auto Receivables Trust 2014-B	2.1000	11/15/2019	57,193
250,000	Madison Park Funding XV Ltd. (a) ^	2.6951	1/27/2026	250,274
250,000	Magnetite XII Ltd. (a) ^	1.7888	4/15/2027	249,348
225,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1	2.3150	8/15/2046	225,108
275,000	OZLM Funding V Ltd. (a)^	1.7885	1/17/2026	273,984
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.9100	4/15/2020	100,688
53,402	Santander Drive Auto Receivables Trust	1.9400	3/15/2018	53,580
45,000	Santander Drive Auto Receivables Trust 2013-2	2.5700	3/15/2019	45,683
35,000	Santander Drive Auto Receivables Trust 2013-5	2.2500	6/17/2019	35,316
35,000	Santander Drive Auto Receivables Trust 2014-1	2.3600	4/15/2020	35,227
75,000	Santander Drive Auto Receivables Trust 2014-2	1.6200	2/15/2019	75,152
35,000	Santander Drive Auto Receivables Trust 2014-4	1.8200	5/15/2019	35,246
80,000	Santander Drive Auto Receivables Trust 2015-1	1.9700	11/15/2019	80,560
125,000	Santander Drive Auto Receivables Trust 2015-4	1.2000	12/17/2018	124,925
325,000	Shackleton 2015-VIII CLO Ltd. (a)^	1.8365	10/20/2027	324,319
165,000	Springleaf Funding Trust 2015-A (a)	3.1600	11/15/2024	166,741
250,000	Voya CLO 2014-2 Ltd. (a)^	1.7385	7/17/2026	249,001
21,568	Westlake Automobile Receivables Trust 2014-2 (a)	0.9700	10/16/2017	21,560
105,000	Westlake Automobile Receivables Trust 2015-2 (a)	1.8300	1/15/2021	105,353
	TOTAL ASSET BACKED SECURITIES (Cost - $7,683,884)			7,696,240

	CORPORATE BONDS - 8.4%
	AEROSPACE/DEFENSE - 0.1%
125,000	Lockheed Martin Corp.	6.1500	9/1/2036	149,966

	AGRICULTURE - 0.3%
230,000	BAT International Finance PLC (a)	2.7500	6/15/2020	234,422
20,000	BAT International Finance PLC (a)	3.5000	6/15/2022	20,555
175,000	Cargill, Inc. (a)	6.1250	9/15/2036	218,236
225,000	Imperial Tobacco Finance PLC (a)	3.7500	7/21/2022	227,131
				700,344
	AUTO MANUFACTURERS - 0.3%
250,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	249,713
100,000	Ford Motor Credit Co. LLC	6.6250	8/15/2017	107,956
275,000	General Motors Financial Co., Inc.	3.5000	7/10/2019	277,844
100,000	Nissan Motor Acceptance Corp. (a)	2.6500	9/26/2018	102,102
				737,615
	BANKS - 1.8%
300,000	Abbey National Treasury Services PLC	2.0000	8/24/2018	301,202
135,000	Bank of America Corp.	2.2500	4/21/2020	133,006
160,000	Bank of America Corp.	4.2000	8/26/2024	159,885
100,000	Barclays Bank PLC	5.1400	10/14/2020	109,532
150,000	BB&T Corp.	2.4500	1/15/2020	151,421
50,000	BNP Paribas SA	2.3750	9/14/2017	50,753
200,000	BPCE SA (a)	5.1500	7/21/2024	203,277
300,000	Capital One Financial Corp.	3.2000	2/5/2025	286,406
70,000	Citigroup, Inc.	3.3000	4/27/2025	68,182
50,000	Citigroup, Inc.	4.0500	7/30/2022	50,971
55,000	Citigroup, Inc.	5.5000	9/13/2025	59,823
200,000	Credit Agricole SA (a)	4.3750	3/17/2025	193,126
50,000	Credit Suisse	5.4000	1/14/2020	55,426
395,000	Credit Suisse Group Funding Guernsey Ltd. (a)	3.8000	9/15/2022	394,549
45,000	Deutsche Bank AG	3.7000	5/30/2024	44,674
275,000	Discover Bank	3.1000	6/4/2020	277,662
300,000	Fifth Third Bank	2.1500	8/20/2018	302,294
60,000	HSBC Holdings PLC	4.0000	3/30/2022	63,021
200,000	Lloyds Bank PLC	3.5000	5/14/2025	197,819
110,000	Morgan Stanley	3.8750	4/29/2024	112,355
80,000	Morgan Stanley	3.9500	4/23/2027	77,046
400,000	PNC Bank	2.6000	7/21/2020	404,285
120,000	Santander Holdings USA, Inc.	2.6500	4/17/2020	117,820
200,000	Skandinaviska Enskilda Banken AB (a)	2.4500	5/27/2020	201,976
350,000	State Street Corp.	3.5500	8/18/2025	357,083
55,000	The Goldman Sachs Group, Inc.	4.8000	7/8/2044	55,754
50,000	The Goldman Sachs Group, Inc.	6.7500	10/1/2037	59,646
250,000	The Huntington National Bank	2.4000	4/1/2020	248,313
50,000	The PNC Financial Services Group, Inc.	3.9000	4/29/2024	50,572
150,000	Wells Fargo & Co.	3.0000	2/19/2025	144,333
35,000	Wells Fargo & Co.	4.1000	6/3/2026	35,309
				4,967,521

	BIOTECHNOLOGY - 0.1%
130,000	Biogen, Inc.	2.9000	9/15/2020	131,316
70,000	Celgene Corp.	3.5500	8/15/2022	71,098
50,000	Celgene Corp.	3.6250	5/15/2024	49,783
90,000	Gilead Sciences, Inc.	2.5500	9/1/2020	90,563
20,000	Gilead Sciences, Inc.	3.5000	2/1/2025	20,142
10,000	Gilead Sciences, Inc.	4.5000	2/1/2045	9,610
				372,512
	CHEMICALS - 0.2%
55,000	Agrium, Inc.	7.1250	5/23/2036	69,419
200,000	CF Industries, Inc.	7.1250	5/1/2020	235,104
150,000	LYB International Finance BV	4.8750	3/15/2044	142,113
40,000	Monsanto Co.	3.3750	7/15/2024	38,467
				485,103
	COMMERCIAL SERVICES - 0.2%
100,000	Catholic Health Initiatives	2.9500	11/1/2022	98,851
100,000	Catholic Health Initiatives	4.3500	11/1/2042	92,959
350,000	ERAC USA Finance LLC (a)	3.3000	10/15/2022	349,540
				541,350
	COMPUTERS - 0.0 **%
65,000	EMC Corp.	2.6500	6/1/2020	65,623
60,000	Hewlett-Packard Co.	4.0500	9/15/2022	60,447
				126,070
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.5500	5/22/2018	49,717
180,000	General Electric Capital Corp.	6.8750	1/10/2039	252,021
350,000	Private Export Funding Corp.	3.2500	6/15/2025	363,425
15,000	Synchrony Financial	2.7000	2/3/2020	14,830
205,000	Synchrony Financial	3.7500	8/15/2021	207,096
				887,089
	ELECTRIC - 0.6%
200,000	Appalachian Power Co.	3.4000	6/1/2025	198,007
150,000	Berkshire Hathaway Energy Co.	4.5000	2/1/2045	148,689
60,000	Consolidated Edison Co. of New York, Inc.	4.6250	12/1/2054	60,211
225,000	Duke Energy Corp.	3.7500	4/15/2024	231,645
10,000	Eversource Energy	3.1500	1/15/2025	9,798
450,000	NextEra Energy Captial Holdings, Inc.	2.0560	9/1/2017	452,995
75,000	Pacific Gas & Electric Co.	3.4000	8/15/2024	75,218
50,000	PPL Capital Funding, Inc.	3.5000	12/1/2022	50,581
150,000	South Carolina Electric & Gas Co.	5.1000	6/1/2065	157,886
225,000	The Southern Co.	2.7500	6/15/2020	224,308
				1,609,338
	ENGINEERING & CONSTRUCTION - 0.0% **
50,000	SBA Tower Trust (a)	2.8980	10/15/2019	50,160

	FOOD - 0.3%
165,000	Kraft Henz Foods Co. (a)	3.5000	7/15/2022	168,550
315,000	The JM Smucker Co. (a)	3.0000	3/15/2022	313,571
25,000	The JM Smucker Co. (a)	3.5000	3/15/2025	24,845
375,000	The Kroger Co.	2.9500	11/1/2021	375,805
15,000	Tyson Foods, Inc.	2.6500	8/15/2019	15,113
				897,884
	GAS - 0.0 **%
125,000	Dominion Gas Holdings LLC	3.6000	12/15/2024	124,455

	HEALTHCARE-PRODUCTS - 0.2%
325,000	Boston Scientific Corp.	3.3750	5/15/2022	324,691
55,000	Medtronic, Inc.	3.5000	3/15/2025	56,119
80,000	Medtronic, Inc.	4.3750	3/15/2035	80,871
				461,681
	HEALTHCARE-SERVICES - 0.4%
75,000	Anthem, Inc.	3.5000	8/15/2024	74,242
150,000	Anthem, Inc.	4.6500	8/15/2044	144,988
100,000	City of Hope	5.6230	11/15/2043	115,829
25,000	Dignity Health	3.8120	11/1/2024	25,621
70,000	Kaiser Foundation Hospitals	3.5000	4/1/2022	72,122
30,000	Memorial Sloan-Kettering Cancer Center	4.2000	7/1/2055	27,360
50,000	Memorial Sloan-Kettering Cancer Center	5.0000	7/1/2042	55,299
35,000	The New York and Presbyterian Hospital	4.0240	8/1/2045	33,237
135,000	The Toledo Hospital	4.9820	11/15/1945	135,000
80,000	Trinity Health Corp.	4.1250	12/1/2045	75,284
300,000	United Health Group, Inc.	2.8750	3/15/2023	298,886
45,000	United Health Group, Inc.	3.3500	7/15/2022	46,444
75,000	United Health Group, Inc.	3.7500	7/15/2025	77,523
				1,181,835
	INSURANCE - 0.3%
75,000	ACE INA Holdings, Inc.	3.3500	5/15/2024	75,058
45,000	American International Group, Inc.	3.8750	1/15/2035	41,394
50,000	American International Group, Inc.	4.8750	6/1/2022	55,173
150,000	Principal Financial Group, Inc.	3.4000	5/15/2025	147,576
125,000	Teachers Insurance & Annuity Association of America (a)	4.9000	9/15/2044	128,587
250,000	The Hartford Financial Services Group, Inc.	5.5000	3/30/2020	281,248
				729,036
	INTERNET - 0.1%
200,000	Alibaba Group Holding Ltd. (a)	2.5000	11/28/2019	196,277
200,000	Amazon.com, Inc.	4.8000	12/5/2034	205,512
				401,789

	LODGING - 0.1%
225,000	Marriott International, Inc.	2.8750	3/1/2021	225,963

	MEDIA - 0.4%
50,000	21st Century Fox America, Inc.	3.7000	9/15/2024	50,028
60,000	CCO Safari II LLC (a)	6.4840	10/23/2045	60,531
100,000	Comcast Corp.	6.4000	3/1/2040	127,343
150,000	Cox Communications, Inc. (a)	4.8000	2/1/2035	132,947
30,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	3.9500	1/15/2025	29,425
100,000	NBCUniversal Media LLC	2.8750	1/15/2023	99,066
250,000	Sky PLC (a)	3.7500	9/16/2024	246,421
275,000	Time Warner, Inc.	4.8750	3/15/2020	304,857
50,000	Viacom, Inc.	4.2500	9/1/2023	48,982
				1,099,600
	MINING - 0.0% **
50,000	Barrick Gold Corp.	3.8500	4/1/2022	45,673

	MISCELLANEOUS MANUFACTURING - 0.2%
10,000	Parker-Hannifin Corp.	4.4500	11/21/2044	10,390
225,000	Pentair Finance SA	2.9000	9/15/2018	225,730
50,000	Pentair Finance SA	3.1500	9/15/2022	47,272
250,000	Siemens Financieringsmaatschappij NV (a)	2.9000	5/27/2022	251,005
				534,397
	OIL & GAS - 0.5%
105,000	BP Capital Markets PLC	2.3150	2/13/2020	105,390
75,000	BP Capital Markets PLC	3.5060	3/17/2025	74,122
50,000	Cenovus Energy, Inc.	3.8000	9/15/2023	47,014
70,000	ConocoPhillips Co.	2.8750	11/15/2021	70,113
100,000	Devon Energy Corp.	5.0000	6/15/2045	90,602
50,000	Encana Corp.	6.5000	5/15/2019	54,830
50,000	Marathon Oil Corp.	5.9000	3/15/2018	54,006
170,000	Phillips 66	4.8750	11/15/2044	162,680
225,000	Pioneer Natural Resources Co.	7.5000	1/15/2020	258,716
50,000	Rowan Cos., Inc.	4.7500	1/15/2024	36,627
225,000	Shell International Finance BV	4.1250	5/11/2035	218,879
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.5000	4/28/2020	226,661
60,000	Suncor Energy, Inc.	3.6000	12/1/2024	59,486
50,000	Talisman Energy, Inc.	6.2500	2/1/2038	42,640
				1,501,766
	PHARMACEUTICALS - 0.4%
50,000	AbbVie, Inc.	3.2000	11/6/2022	49,957
70,000	Actavis Funding SCS	3.8000	3/15/2025	67,623
50,000	Actavis Funding SCS	3.8500	6/15/2024	48,977
100,000	Actavis Funding SCS	4.5500	3/15/2035	92,006
275,000	Bayer US Finance LLC (a)	2.3750	10/8/2019	278,562
170,000	Cardinal Health, Inc.	3.2000	3/15/2023	168,392
35,000	Cardinal Health, Inc.	4.5000	11/15/2044	33,908
95,000	EMD Finance LLC (a)	2.9500	3/19/2022	93,870
135,000	EMD Finance LLC (a)	3.2500	3/19/2025	130,864
60,000	Express Scripts Holding Co.	3.5000	6/15/2024	59,046
150,000	Merck & Co., Inc.	2.7500	2/10/2025	146,001
				1,169,206
	PIPELINES - 0.2%
65,000	Columbia Pipeline Group, Inc. (a)	2.4500	6/1/2018	65,126
130,000	Enterprise Products Operating LLC	5.1000	2/15/2045	118,661
100,000	Phillips 66 Partners LP	3.6050	2/15/2025	91,713
125,000	Regency Energy Partners LP / Regency Energy Finance Corp	5.8750	3/1/2022	128,096
200,000	Western Gas Partners LP	4.0000	7/1/2022	193,558
				597,154
	REAL ESTATE - 0.1%
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.2500	10/5/2020	277,644

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
300,000	American Tower Corp.	3.4500	9/15/2021	301,355
50,000	AvalonBay Communities, Inc.	2.9500	9/15/2022	49,232
150,000	DDR Corp.	4.6250	7/15/2022	157,103
75,000	HCP, Inc.	3.8750	8/15/2024	73,376
200,000	HCP, Inc.	4.0000	6/1/2025	195,948
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.3750	11/5/2019	259,680
				1,036,694
	RETAIL - 0.3%
50,000	Auto Zone, Inc.	2.8750	1/15/2023	48,450
300,000	AutoZone, Inc.	3.1250	7/15/2023	296,634
50,000	CVS Health Corp.	4.0000	12/5/2023	52,973
115,000	CVS Health Corp.	4.8750	7/20/2035	120,666
130,000	CVS Health Corp.	5.1250	7/20/2045	139,744
200,000	O'Reilly Automotive, Inc.	3.8000	9/1/2022	204,862
100,000	The Home Depot, Inc.	2.0000	6/15/2019	101,089
				964,418
	SOFTWARE 0.1%
225,000	Oracle Corp.	2.8000	7/8/2021	228,131

	TELECOMMUNICATIONS - 0.3%
20,000	AT&T, Inc.	4.5000	5/15/2035	18,296
150,000	Crown Castle Towers LLC (a)	3.2220	5/15/2022	143,870
120,000	GTP Acquisition Partners I LLC (a)	2.3500	6/15/2020	119,657
125,000	Orange SA	9.0000	3/1/2031	177,188
334,000	Verizon Communications, Inc.	4.5220	9/15/2048	293,515
4,000	Verizon Communications, Inc.	6.4000	9/15/2033	4,582
				757,108
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.3500	5/6/2019	49,968

	TRANSPORTATION - 0.1%
225,000	FedEx Corp.	8.0000	1/15/2019	268,604
100,000	The Kansas City Southern Railway Co.	4.9500	8/15/2045	100,814
				369,418

	TRUCKING & LEASING - 0.1%
150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. (a)	3.2000	7/15/2020	151,694
50,000	Penske Truck Leasing Co. LP / PTL Finance Corp. (a)	4.8750	7/11/2022	53,132
				204,826

	TOTAL CORPORATE BONDS (Cost $23,628,397)			23,485,714

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
65,000	Banc of America Comerrcial Mortgage Trust 2015-UBS7	3.7050	9/15/2048	68,007
130,000	COMM 2013-CCRE8 Mortgage Trust	3.3340	6/10/2046	135,456
125,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.5050	4/15/2050	129,466
225,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.7182	8/15/2048	235,412
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.7918	5/25/2025	467,583
31,672	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8	5.3990	5/15/2045	32,164
99,414	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19^	5.6950	2/12/2049	104,264
103,176	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20^	5.7940	2/12/2051	109,240
99,737	LB-UBS Commercial Mortgage Trust 2006-C6	5.3720	9/15/2039	102,352
23,108	LB-UBS Commercial Mortgage Trust 2008-C1^	6.2690	4/15/2041	24,939
79,287	ML-CFC Commercial Mortgage Trust 2007-7^	5.8100	6/12/2050	83,706
120,000	ML-CFC Commercial Mortgage Trust 2007-9	5.7000	9/12/2049	126,961
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)^	4.1440	1/5/2035	99,019
95,268	Wachovia Bank Commercial Mortgage Trust Series 2006-C29	5.3080	11/15/2048	97,975
125,000	Wells Fargo Commercial Mortgage Trust 2015-Lc22	3.8390	9/15/2058	131,573
115,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.1480	5/15/2048	115,237
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $2,066,047)			2,063,354

	MORTGAGE BACKED SECURITIES - 8.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.4%
100,000	Freddie Mac +	2.5000	10/1/2030	101,941
200,000	Freddie Mac +	3.0000	10/1/2030	208,062
725,000	Freddie Mac +	3.5000	10/15/2045	754,340
325,000	Freddie Mac +	4.0000	10/15/2044	345,964
175,000	Freddie Mac +	4.5000	10/1/2044	189,367
50,000	Freddie Mac +	5.0000	10/1/2044	54,687
50,000	Freddie Mac +	5.5000	10/1/20138	55,434
1,545,823	Freddie Mac Gold Pool	3.0000	8/1/2045	1,563,223
19,064	Freddie Mac Gold Pool	3.0000	9/1/2028	19,869
59,708	Freddie Mac Gold Pool	3.0000	2/1/2043	60,562
182,479	Freddie Mac Gold Pool	3.5000	11/1/2034	192,729
33,177	Freddie Mac Gold Pool	2.5000	10/1/2028	34,156
599,990	Freddie Mac Gold Pool	3.0000	3/1/2045	606,745
3,176,159	Freddie Mac Gold Pool	3.0000	9/1/2045	3,211,911
2,028,018	Freddie Mac Gold Pool	3.0000	7/1/2045	2,050,847
51,530	Freddie Mac Gold Pool	3.5000	10/1/2043	53,711
42,146	Freddie Mac Gold Pool	4.0000	8/1/2044	44,910
				9,548,458

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
650,000	Fannie Mae +	2.5000	10/1/2030	662,655
1,475,000	Fannie Mae +	3.0000	10/1/2030	1,535,959
200,000	Fannie Mae +	3.5000	10/15/2029	211,250
3,025,000	Fannie Mae +	3.5000	10/1/2042	3,155,547
100,000	Fannie Mae +	4.0000	10/15/2030	104,656
875,000	Fannie Mae +	4.0000	10/1/2044	933,345
675,000	Fannie Mae +	4.5000	10/1/2038	731,711
375,000	Fannie Mae +	5.0000	10/1/2033	413,181
300,000	Fannie Mae +	5.5000	10/1/2033	335,092
75,000	Fannie Mae +	6.0000	10/25/2035	84,629
159,001	Fannie Mae Pool	2.4700	5/1/2025	158,419
44,030	Fannie Mae Pool	2.5000	4/1/2028	45,306
310,000	Fannie Mae Pool	2.6800	5/1/2025	310,045
400,000	Fannie Mae Pool	2.8100	7/1/2025	401,587
110,000	Fannie Mae Pool	2.9900	10/1/2025	110,631
114,977	Fannie Mae Pool	3.0000	7/1/2043	116,867
1,300,000	Fannie Mae Pool	3.0000	9/1/2045	1,318,809
30,818	Fannie Mae Pool	3.0000	10/1/2028	32,184
67,923	Fannie Mae Pool	4.0000	11/1/2043	72,546
				10,734,419
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
675,000	Ginnie Mae +	3.5000	10/15/2045	707,247
425,000	Ginnie Mae +	4.0000	10/15/2045	452,799
350,000	Ginnie Mae +	4.5000	10/1/2044	375,977
50,000	Ginnie Mae +	5.0000	10/1/2044	54,945
100,000	Ginnie Mae +	5.0000	10/15/2045	108,266
70,734	Ginnie Mae II Pool	3.0000	12/20/2042	72,575
348,039	Ginnie Mae II Pool	3.0000	4/20/2045	355,679
82,810	Ginnie Mae II Pool	3.5000	7/20/2043	87,006
41,201	Ginnie Mae II Pool	4.0000	12/20/2044	43,899
				2,258,393
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $22,405,879)			22,541,270

	MUNICIPAL - 0.6%
115,000	Bay Area Toll Authority	7.0430	4/1/2050	158,386
90,000	Chicago O'Hare International Airport	6.3950	1/1/2040	113,056
45,000	Chicago Transit Authority	6.8990	12/1/2040	50,414
25,000	Chicago Transit Authority	6.8990	12/1/2040	28,006
165,000	Kansas Development Finance Authority	4.9270	4/15/2045	158,613
120,000	Long Island Power Authority	3.8830	9/1/2024	124,252
60,000	Los Angeles Community College District	6.6000	8/1/2042	80,871
100,000	Metropolitan Transportation Authority	6.8140	11/15/2040	132,074
115,000	Municipal Electric Authority of Georgia	6.6370	4/1/2057	134,797
230,000	New Jersey Economic Development Authority	3.8020	6/15/2018	230,635
100,000	Port Authority of New York & New Jersey	5.6470	11/1/2040	119,049
40,000	Regents of the University of California Medical Center Pooled Revenue	6.5480	5/15/2048	51,529
115,000	Regents of the University of California Medical Center Pooled Revenue	6.5830	5/15/2049	148,058
50,000	State of California	7.5500	4/1/2039	72,020
35,000	State of California	7.6000	11/1/2040	51,222
50,000	State of Illinois	5.1000	6/1/2033	46,840
35,000	University of California	3.9310	5/15/2045	33,624
	TOTAL MUNICIPAL SECURITIES (Cost - $1,763,883)			1,733,446

	U.S. TREASURY SECURITIES - 10.3%
1,040,000	United States Treasury Bond	2.5000	2/15/2045	957,423
1,335,000	United States Treasury Bond	3.0000	11/15/2044	1,363,265
1,745,000	United States Treasury Bond	3.3750	5/15/2044	1,915,183
5,000	United States Treasury Bond	3.6250	8/15/2043	5,755
5,000	United States Treasury Bond	3.7500	11/15/2043	5,887
2,750,000	United States Treasury Note	0.5000	1/31/2017	2,751,075
2,550,000	United States Treasury Note	0.6250	11/30/2017	2,545,351
990,300	United States Treasury Note	0.6250	9/30/2017	989,836
3,080,000	United States Treasury Note	0.7500	10/31/2017	3,084,651
685,000	United States Treasury Note	0.7500	12/31/2017	685,286
1,695,000	United States Treasury Note	0.8750	4/30/2017	1,703,475
2,260,000	United States Treasury Note	1.3750	12/31/2018	2,285,542
1,740,000	United States Treasury Note	1.3750	7/31/2018	1,763,312
1,465,000	United States Treasury Note	1.5000	11/30/2019	1,480,566
1,730,000	United States Treasury Note	1.6250	6/30/2020	1,751,827
3,440,000	United States Treasury Note	2.0000	2/15/2025	3,426,563
195,000	United States Treasury Note	2.2500	11/15/2024	198,646
1,770,000	United States Treasury Note	2.3750	7/31/2017	1,827,134
2,400	United States Treasury Note	2.3750	8/15/2024	2,472
	TOTAL U.S. TREASURY SECURITIES (Cost - $28,579,813)			28,743,249

	SHORT-TERM INVESTMENT - 9.6%
Shares	MONEY MARKET FUND - 7.6%
21,042,378	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (b)			21,042,378

Principal Amount	U.S. GOVERNMENT AGENCIES - 2.0%	Coupon Rate (%) (c)	Maturity
$ 2,600,000	Federal Home Loan Bank	0.1000	11/20/2015	2,599,640
800,000	Federal Home Loan Bank	0.1600	11/6/2015	799,873
2,265,000	Federal Home Loan Bank	0.1700	11/16/2015	2,264,511
				5,664,024

	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,706,402)			26,706,402

	TOTAL INVESTMENTS - 102.7% (Cost - $290,190,114)(d)			$ 286,344,191
	OTHER ASSETS LESS LIABILITIES - NET - (2.7)%			(7,657,122)
	TOTAL NET ASSETS - 100.0%			$ 278,687,069

ADR - American Depositary Receipt
CLO - Collateralized Loan Agreement
LP - Limited Partnership
REIT - Real Estate Investment Trust

+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
* Non-income producing security.
** Represents less than 0.01%
^ Variable rate security.
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2015, these securities amounted to $10,914,382 or 3.9% of net assets.
(b) Money market rate shown represents the rate at September 30, 2015.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $290,247,769 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 6,354,070
		Unrealized Depreciation:		(10,257,648)
		Net Unrealized Depreciation:		$ (3,903,578)

Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation / (Depreciation)
36	MSCI EAFE Index Mini Future December 2015
	(Underlying Face Amount at Value $2,969,100)			$ 48,395
3	MSCI Emerging Market E-Mini Future December 2015
	(Underlying Face Amount at Value $118,665)			1,995
2	Russell Mini Future December 2015
	(Underlying Face Amount at Value $219,180)			11,620
387	S&P 500 E-Mini December 2015
	(Underlying Face Amount at Value $36,934,313)			337,248
128	S&P Midcap 400 E-Mini Future December 2015
	(Underlying Face Amount at Value $17,445,120)			341,970

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS			$ 741,228

Notional Amount $	CREDIT DEFAULT SWAP	Fixed Received Rate (%)	Expiration	Unrealized Depreciation
1,000,000	CMBX.NA.AAA.8.137BENAH9 - Counterparty "Barclays Bank PLC"	0.5000	10/17/2057	$ (20,826)

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Underlying funds are valued at their respective net asset values as reported by such investment companies. Underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the underlying funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Illiquid Securities - The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the opinion of the Adviser or Sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser or Sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for each Portfolio’s investments measured at fair value:

FVIT American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 158,142,699	$ -	$ -	$ 158,142,699
Money Market Fund	9,609,733	-	-	9,609,733
Open Futures Contracts*	297,453	-	-	297,453
Total	$ 168,049,885	$ -	$ -	$ 168,049,885

FVIT Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 73,861,814	$ -	$ -	$ 73,861,814
Money Market Fund	3,325,695	-	-	3,325,695
Open Futures Contracts *	35,845	-	-	35,845
Total	$ 77,223,354	$ -	$ -	$ 77,223,354

FVIT BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 240,155,403	$ -	$ -	$ 240,155,403
Money Market Fund	326,255	-	-	326,255
Open Futures Contracts*	877,090	-	-	877,090
Total	$ 241,358,748	$ -	$ -	$ 241,358,748

FVIT Franklin Dividend and Income Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 105,094,501	$ -	$ -	$ 105,094,501
Mutual Fund	35,073,073	-	-	35,073,073
Money Market Fund	2,801,364	-	-	2,801,364
Open Futures Contracts*	932,703	-	-	932,703
Total	$ 143,901,641	$ -	$ -	$ 143,901,641

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 689,592	$ -	$ -	$ 689,592
U.S. Treasury Note	-	6,044,080	-	6,044,080
Purchased Options	157,932	-	-	157,932
Short Term Investments	2,941,748	1,662,422	-	4,604,170
Total	$ 3,789,272	$ 7,706,502	$ -	$ 11,495,774

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 1,908	$ -	$ -	$ 1,908
Open Futures Contracts *	84,983	-	-	84,983
Total	$ 86,891	$ -	$ -	$ 86,891

FVIT Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 396,649,695	$ -	$ -	$ 396,649,695
Money Market Fund	14,452,050	-	-	14,452,050
Open Futures Contracts	3,576,543	-	-	3,576,543
Total	$ 414,678,288	$ -	$ -	$ 414,678,288

FVIT Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 108,448,052	$ -	$ -	$ 108,448,052
Money Market Fund	3,565,703	-	-	3,565,703
Open Futures Contracts *	280,920	-	-	280,920
Total	$ 112,294,675	$ -	$ -	$ 112,294,675

FVIT PIMCO Tactical Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,689,358	$ -	$ -	$ 3,689,358
Asset Backed Securities	-	639,324	-	639,324
Corporate Bond	-	1,236,943	-	1,236,943
Sovereign Debt	-	149,602	-	149,602
Mortgage Backed Securities	-	2,206,510	-	2,206,510
Collateralized Mortgage Obligations	-	686,153	-	686,153
Commercial Mortgage Backed Security	-	58,000	-	58,000
U.S. Treasury Securities	-	1,806,810	-	1,806,810
Purchased Options	73,950	-	-	73,950
Purchased Futures Options	37	-	-	37
Short Term Investments	-	3,778,906	-	3,778,906
Total	$ 3,763,345	$ 10,562,248	$ -	$ 14,325,593

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 28,295	$ -	$ -	$ 28,295
Swap Contracts	31,448	-	-	31,448
Total	$ 59,743	$ -	$ -	$ 59,743

FVIT Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,036,811	$ -	$ -	$ 15,036,811
Variable Insurance Trusts	74,762,257	-	-	74,762,257
Money Market Fund	5,146,216	-	-	5,146,216
Open Futures Contracts *	434,325	-	-	434,325
Total	$ 95,379,609	$ -	$ -	$ 95,379,609

FVIT WMC Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 170,687,282	$ -	$ -	$ 170,687,282
Exchange Traded Funds	2,609,234	-	-	2,609,234
Preferred Stock	78,000	-	-	78,000
Asset Backed Securities	-	7,696,240	-	7,696,240
Corporate Bonds	-	23,485,714	-	23,485,714
Commercial Mortgage Backed Securities	-	2,063,354	-	2,063,354
Mortgage Backed Securities	-	22,541,270	-	22,541,270
Municipal Securities	-	1,733,446	-	1,733,446
U.S. Treasury Securities	-	28,743,249	-	28,743,249
Short Term Investments	21,042,378	5,664,024	-	26,706,402
Open Futures Contracts *	741,228	-	-	741,228
Total	$ 195,158,122	$ 91,927,297	$ -	$ 287,085,419

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ 20,826	$ -	$ -	$ 20,826
Total	20,826	-	-	20,826

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of any level during the current period presented. It is the Portfolios’ policy to record transfers at the end of the reporting period.

* Cumulative appreciation (depreciation) on futures contracts is reported in the above table.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation - The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts - As foreign securities are purchased, a Portfolio generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations.

Options Transactions – The FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and currency risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The FVIT Wellington Research Managed Risk Portfolio and the FVIT PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

The notional amounts of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolios of Investments serve as indicators of the volume of derivative activity for the Portfolios.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

Robert Arena,

Robert Arena, President

Date 11/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Robert Arena

Robert Arena, President

Date 11/30/15

By (Signature and Title)

Laura Szalyga

Laura Szalyga, Treasurer

Date 11/30/15